October 13, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

VIA EDGAR

RE:    The Wright Managed Equity Trust
File Nos. 002-78047 and 811-03489
Filing Pursuant to Rule 497(e)

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the "1933 Act") are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 2, 2017 to the Prospectus dated May 1, 2017, on behalf of The Wright Managed Equity Trust, as filed pursuant to Rule 497(e) under the 1933 Act on October 2, 2017 (accession number 0001435109-17-000717). If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (207) 347-2075 or via email at gino.malaspina@atlanticfundservices.com.
Sincerely,

/s/ Gino Malaspina
Gino Malaspina, Esq.
Secretary to the Registrant
Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 | F:  207-347-2100
www.atlanticfundservices.com